Above / below market acquired charters	6 Months Ended
Jun. 30, 2023
Above Below Market Acquired Charters
Above / below market acquired charters

6. Above / below market acquired charters

During the period ended June 30, 2023, the Partnership acquired the M/V Buenaventura Express, the LNG/C Asterix I and the M/V Itajai Express with time charters attached to the vessels, with time charters daily rates being below the market rates for equivalent time charters prevailing at the time of acquisition (Note 5). The fair value of the time charters attached to the vessels representing the difference between the time charter rates at which the vessels were fixed and the market rates for comparable charters as determined by reference to market data on the acquisition date were recorded as “Below market acquired charters” under long-term liabilities in the unaudited condensed consolidated balance sheet as of the acquisition dates respectively. The fair values of the time charters attached were determined using Level 2 inputs being market values on the acquisition dates (Note 8).

Above / below market time charters acquired are amortized / accreted using the straight-line method as a reduction / increase to revenues over the remaining term of the charters. For the six-month periods ended June 30, 2023, and 2022 such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $1,520 and $5,956, respectively.

An analysis of above / below market acquired time charters is as follows:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2023	$32,320	$(10,368)
Additions	–	(94,889)
(Amortization) / accretion	(8,076)	6,556
Carrying amount as at June 30, 2023	$24,244	$(98,701)

As of June 30, 2023 the remaining carrying amount of unamortized above / below market acquired time charters was $24,244 and $98,701 respectively and will be amortized / accreted in future periods as follows:

For the twelve-month periods ended June 30,	Above market acquired charters	Below market acquired charters
2024	$12,976	$(17,327)
2025	8,222	(16,618)
2026	2,564	(13,351)
2027	482	(13,004)
2028	–	(13,040)
Thereafter	–	(25,361)
Total	$24,244	$(98,701)